Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash	$ 406,470	$ 323,410	$ 35,696
Inventory			958,575
Deposits and other assets	106,852	87,715	92,829
Prepaid expenses	23,387	2,533	19,862
Total current assets	536,709	413,658	1,106,962
PROPERTY AND EQUIPMENT, net	10,771	13,923	20,611
INTANGIBLE ASSETS, net	432,185	424,497	419,518
TOTAL ASSETS	979,665	852,078	1,547,091
CURRENT LIABILITIES
Accrued payroll and payroll related expenses	3,486,040	3,468,610	3,555,961
Accounts payable and accrued expenses	733,719	662,803	651,991
Fees payable to directors	418,546	418,546	418,546
Employee settlement	50,000	50,000	50,000
Other current liabilities			85,004
Total current liabilities	4,688,305	4,599,959	4,761,502
COMMITMENTS AND CONTINGENCIES
Total liabilities	4,688,305	4,599,959	4,761,502
STOCKHOLDERS' DEFICIT
Preferred Stock - $0.001 par value; 50,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2016, December 31, 2015 and 2014, respectively
Common stock - $0.001 par value; 400,000,000 shares authorized, 76,482,598, 69,087,955 and 63,885,930 shares issued and outstanding as of June 30, 2016, December 31, 2015 and 2014 respectively	76,483	69,088	63,886
Additional paid-in-capital	51,270,522	50,333,188	46,908,249
Deferred compensation			(294,264)
Accumulated deficit	(55,055,645)	(54,150,157)	(49,892,282)
Total stockholders' deficit	(3,708,640)	(3,747,881)	(3,214,411)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 979,665	$ 852,078	$ 1,547,091